Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, fair value	$ 139,300	$ 162,800	$ 154,900
Debt, carrying value	$ 139,703	$ 160,304	$ 147,800
5-Year Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants term	5 years	5 years